Cover	May 12, 2025
Cover [Abstract]
Entity Registrant Name	ARCULUS SYSTEM CO., LTD.
Entity Central Index Key	0001828739
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 12, 2025
Entity File Number	333-252535
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1511882
Entity Address Address Line 1	4695 MacArthur Court
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92660
City Area Code	949
Local Phone Number	289-6789
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false